Derivatives - Fair value hedges - Hedged item by hedged risk (Details) - Interest rate - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	$ 86,726.0	$ 71,127.0
Carrying amount, liabilities	49,263.0	14,514.0
Accumulated fair value hedge adjustments included in carrying amount, assets	(5,328.0)	1,205.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(2,006.0)	993.0
Change in fair value	(4,122.0)	(1,366.0)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(59.0)	(36.0)
Issued by HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	6,812.0	7,863.0
Carrying amount, liabilities	68,223.0	39,154.0
Accumulated fair value hedge adjustments included in carrying amount, assets	(789.0)	(104.0)
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(3,829.0)	1,408.0
Change in fair value	5,565.0	1,495.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(34.0)	(21.0)
Financial investments measured at fair value through other comprehensive income
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	82,792.0	68,059.0
Accumulated fair value hedge adjustments included in carrying amount, assets	(5,100.0)	1,199.0
Change in fair value	(8,005.0)	(1,932.0)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	252.0	1,061.0
Loans and advances to banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets		2.0
Accumulated fair value hedge adjustments included in carrying amount, assets		(3.0)
Change in fair value		(3.0)
Loans and advances to banks | Issued by HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	6,812.0	7,863.0
Accumulated fair value hedge adjustments included in carrying amount, assets	(789.0)	(104.0)
Change in fair value	(693.0)	(104.0)
Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	3,415.0	3,066.0
Accumulated fair value hedge adjustments included in carrying amount, assets	(210.0)	9.0
Change in fair value	(233.0)	(41.0)
Reverse repos
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	519.0
Accumulated fair value hedge adjustments included in carrying amount, assets	(18.0)
Change in fair value	(17.0)
Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	49,180.0	14,428.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(2,006.0)	992.0
Change in fair value	4,138.0	609.0
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	916.0	15.0
Debt securities in issue | Issued by HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	68,223.0	39,154.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(3,829.0)	1,408.0
Change in fair value	6,258.0	1,599.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(34.0)	(21.0)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	971.0	54.4
Deposits by banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	83.0	86.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	0.0	1.0
Change in fair value	$ (5.0)	$ 1.0